Deferred Income	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Deferred Income
9.	Deferred Income

The amounts shown in the accompanying consolidated balance sheets amounting to $4,366,091 and $5,191,654 represent cash related to time and bareboat charter revenues received in advance as of December 31, 2017 and as of December 31, 2018, respectively.